Schedule of Investments (unaudited)
July 31, 2025
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 75.4%
Communication Services — 6.3%
Diversified Telecommunication Services — 1.4%
Verizon Communications Inc.	115,400	$4,934,504
Interactive Media & Services — 3.3%
Alphabet Inc., Class A Shares	27,514	5,279,936
Meta Platforms Inc., Class A Shares	8,272	6,397,896
Total Interactive Media & Services		11,677,832
Wireless Telecommunication Services — 1.6%
T-Mobile US Inc.	23,534	5,610,741

Total Communication Services		22,223,077
Consumer Discretionary — 1.5%
Household Durables — 1.5%
Lennar Corp., Class A Shares	48,739	5,467,541

Consumer Staples — 6.5%
Beverages — 2.1%
Coca-Cola Co.	59,504	4,039,726
PepsiCo Inc.	25,300	3,489,376
Total Beverages		7,529,102
Consumer Staples Distribution & Retail — 1.4%
Walmart Inc.	48,000	4,703,040
Food Products — 1.0%
McCormick & Co. Inc., Non Voting Shares	49,943	3,527,474
Household Products — 2.0%
Colgate-Palmolive Co.	48,859	4,096,827
Procter & Gamble Co.	20,518	3,087,344
Total Household Products		7,184,171

Total Consumer Staples		22,943,787
Energy — 4.2%
Oil, Gas & Consumable Fuels — 4.2%
Cheniere Energy Inc.	7,970	1,879,964
Enbridge Inc.	53,706	2,432,345
ONEOK Inc.	74,599	6,125,324
TC Energy Corp.	71,600	3,428,208
Williams Cos. Inc.	20,070	1,203,196

Total Energy		15,069,037
Financials — 10.7%
Banks — 4.8%
Bank of America Corp.	106,700	5,043,709
Citigroup Inc.	51,200	4,797,440
JPMorgan Chase & Co.	24,561	7,275,951
Total Banks		17,117,100
Capital Markets — 4.8%
Blackstone Inc.	22,684	3,923,425
Blue Owl Capital Inc.	168,883	3,267,886
Charles Schwab Corp.	30,206	2,952,032
Goldman Sachs Group Inc.	3,100	2,243,129
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Intercontinental Exchange Inc.	25,510	$4,715,013
Total Capital Markets		17,101,485
Insurance — 1.1%
MetLife Inc.	51,278	3,894,564

Total Financials		38,113,149
Health Care — 7.1%
Biotechnology — 2.1%
AbbVie Inc.	29,264	5,531,481
Amgen Inc.	6,130	1,808,963
Total Biotechnology		7,340,444
Health Care Providers & Services — 1.5%
McKesson Corp.	7,800	5,409,612
Pharmaceuticals — 3.5%
Eli Lilly & Co.	2,332	1,725,843
Johnson & Johnson	10,440	1,719,886
Merck & Co. Inc.	51,489	4,022,321
Roche Holding AG, ADR	125,634	4,888,419
Total Pharmaceuticals		12,356,469

Total Health Care		25,106,525
Industrials — 10.6%
Aerospace & Defense — 3.8%
L3Harris Technologies Inc.	20,100	5,523,882
Lockheed Martin Corp.	6,292	2,648,806
Northrop Grumman Corp.	9,027	5,205,059
Total Aerospace & Defense		13,377,747
Electrical Equipment — 3.1%
Eaton Corp. PLC	11,000	4,231,920
Emerson Electric Co.	46,731	6,799,828
Total Electrical Equipment		11,031,748
Ground Transportation — 1.8%
Union Pacific Corp.	28,927	6,420,926
Industrial Conglomerates — 0.8%
Honeywell International Inc.	13,200	2,935,020
Machinery — 1.1%
Otis Worldwide Corp.	47,092	4,035,313

Total Industrials		37,800,754
Information Technology — 15.2%
Semiconductors & Semiconductor Equipment — 7.9%
ASML Holding NV, Registered Shares	5,089	3,535,379
Broadcom Inc.	19,923	5,851,385
Marvell Technology Inc.	161,300	12,963,681
QUALCOMM Inc.	39,353	5,775,447
Total Semiconductors & Semiconductor Equipment		28,125,892
Software — 5.6%
Microsoft Corp.	11,295	6,025,882
Oracle Corp.	34,778	8,825,613
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2025 Quarterly Report

 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Software — continued
	Salesforce Inc.	19,457	$5,026,327
Total Software			19,877,822
Technology Hardware, Storage & Peripherals — 1.7%
	Apple Inc.	28,731	5,963,694

Total Information Technology			53,967,408
Materials — 1.0%
Metals & Mining — 1.0%
	Freeport-McMoRan Inc.	89,600	3,605,504

Real Estate — 9.2%
Health Care REITs — 0.6%
	Alexandria Real Estate Equities Inc.	19,181	1,466,004
	Global Medical REIT Inc.	74,200	495,656
Total Health Care REITs			1,961,660
Industrial REITs — 1.1%
	Lineage Inc.	52,557	2,267,834
	Prologis Inc.	15,790	1,686,056
Total Industrial REITs			3,953,890
Residential REITs — 3.7%
	American Homes 4 Rent, Class A Shares	127,489	4,422,593
	Equity LifeStyle Properties Inc.	97,042	5,814,757
	Equity Residential	42,625	2,693,900
Total Residential REITs			12,931,250
Retail REITs — 0.4%
	Agree Realty Corp.	21,600	1,548,720
Specialized REITs — 3.4%
	American Tower Corp.	22,689	4,728,161
	Digital Realty Trust Inc.	6,163	1,087,400
	Equinix Inc.	1,270	997,166
	VICI Properties Inc.	162,471	5,296,554
Total Specialized REITs			12,109,281

Total Real Estate			32,504,801
Utilities — 3.1%
Electric Utilities — 2.3%
	PPL Corp.	232,779	8,307,883
Multi-Utilities — 0.8%
	Public Service Enterprise Group Inc.	30,298	2,720,457

Total Utilities			11,028,340
Total Common Stocks (Cost — $206,748,670)			267,829,923
	Rate
Convertible Preferred Stocks — 12.6%
Financials — 5.5%
Capital Markets — 2.4%
Ares Management Corp., Non Voting Shares	6.750%	70,963	4,016,506
KKR & Co. Inc.	6.250%	78,037	4,483,225
Total Capital Markets			8,499,731
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Financial Services — 3.1%
Apollo Global Management Inc.	6.750%	73,846	$5,625,588
Shift4 Payments Inc., Non Voting Shares	6.000%	45,326	5,346,202
Total Financial Services			10,971,790

Total Financials			19,471,521
Industrials — 3.2%
Aerospace & Defense — 1.8%
Boeing Co.	6.000%	92,704	6,554,173
Trading Companies & Distributors — 1.4%
QXO Inc., Non Voting Shares	5.500%	85,257	4,929,560

Total Industrials			11,483,733
Information Technology — 1.4%
Technology Hardware, Storage & Peripherals — 1.4%
Hewlett Packard Enterprise Co.	7.625%	81,500	4,890,000

Utilities — 2.5%
Electric Utilities — 2.5%
NextEra Energy Inc.	6.926%	221,000	9,005,750

Total Convertible Preferred Stocks (Cost — $38,052,097)			44,851,004
		Shares/Units
Master Limited Partnerships — 8.8%
Diversified Energy Infrastructure — 5.5%
Energy Transfer LP		407,920	7,358,877
Enterprise Products Partners LP		227,970	7,064,790
Plains GP Holdings LP, Class A Shares		266,534	5,224,067
Total Diversified Energy Infrastructure			19,647,734
Oil/Refined Products — 2.1%
CrossAmerica Partners LP		102,990	2,214,285
MPLX LP		66,680	3,500,700
Sunoco LP		32,166	1,779,101
Total Oil/Refined Products			7,494,086
Petrochemicals — 1.2%
Westlake Chemical Partners LP		183,299	4,038,077

Total Master Limited Partnerships (Cost — $5,760,143)			31,179,897
		Shares
Investments in Underlying Funds — 1.8%
Ares Capital Corp. (Cost — $5,128,331)		278,760	6,308,339 (a)
Total Investments before Short-Term Investments (Cost — $255,689,241)			350,169,163
	Rate
Short-Term Investments — 1.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.127%	2,531,798	2,531,798 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.219%	2,531,798	2,531,798 (b)(c)

Total Short-Term Investments (Cost — $5,063,596)			5,063,596
Total Investments — 100.0% (Cost — $260,752,837)			355,232,759
Liabilities in Excess of Other Assets — (0.0)%††			(97,331)
Total Net Assets — 100.0%			$355,135,428

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2025 Quarterly Report

 ClearBridge Tactical Dividend Income Fund
††	Represents less than 0.1%.
(a)	Security is a business development company.
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $2,531,798 and the cost was $2,531,798 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Tactical Dividend Income Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$267,829,923	—	—	$267,829,923
Convertible Preferred Stocks	44,851,004	—	—	44,851,004
Master Limited Partnerships	31,179,897	—	—	31,179,897
Investments in Underlying Funds	6,308,339	—	—	6,308,339
Total Long-Term Investments	350,169,163	—	—	350,169,163
Short-Term Investments†	5,063,596	—	—	5,063,596
Total Investments	$355,232,759	—	—	$355,232,759

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,398,430	$37,590,084	37,590,084	$36,456,716	36,456,716

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$48,994	—	$2,531,798

ClearBridge Tactical Dividend Income Fund 2025 Quarterly Report